Investment properties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Increase (Decrease) in Fair Value

	31 December 2019	31 December 2018
Cost
Opening balance	145,759	99,938
Addition	987	—
Transfer to property, plant and equipment	(100,463)	45,821

Closing balance	46,283	145,759

Accumulated depreciation
Opening balance	(130,334)	(98,958)
Transfer to property, plant and equipment	103,262	(25,765)
Depreciation and impairment charges during the year	(2,928)	(5,611)

Closing balance	(30,000)	(130,334)

Net book amount	16,283	15,425

Summary of Investment Properties and Information About Fair Value Hierarchy
The Group’s investment properties and their fair values at 31 December 2019 and 2018 are as follows:

31 December 2019	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	21,520	Income capitalization approach
Investment properties in Ankara	—	—	14,400	Market approach
Investment properties in Istanbul	—	—	14,585	Market approach

	—	—	50,505

31 December 2018	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	17,960	Income capitalization approach
Investment properties in Ankara	—	—	15,915	Market approach
Investment properties in Istanbul	—	—	13,800	Market approach

	—	—	47,675